MARKETABLE SECURITIES (Schedue of Amortized Cost, Unrealized Gains and Losses) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Amortized cost	$ 41,804	$ 42,286
Gross unrealized losses	(113)	(6)
Gross unrealized gains		11
Fair value	41,691	42,291
U.S. government and agency debentures [Member]
Amortized cost	32,591	32,578
Gross unrealized losses	(97)	(5)
Gross unrealized gains		1
Fair value	32,494	32,574
Corporate debentures [Member]
Amortized cost	9,213	9,708
Gross unrealized losses	(16)	(1)
Gross unrealized gains		10
Fair value	$ 9,197	$ 9,717